07072794

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary N. Sundick
Vice President
Listing Qualifications

CERTNAS

1- 12014

RECD S.E.C.
AUG 1 6 2007
1086

PROCESSED
AUG 2 4 2007
THOMSON FINANCIAL

By Facsimile and First Class Mail

August 16, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on August 8, 2007 The Nasdaq Stock Market (the "Exchange") received from Metretek Technologies, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary N. Sundick

END